Ordinary Shares	12 Months Ended
Dec. 31, 2022
Ordinary Shares [Abstract]
ORDINARY SHARES

16. ORDINARY SHARES

The shareholders’ equity structures of the Company as of December 31, 2022 and 2021 were presented after giving retroactive effect to the Transaction of the Company that was completed on the Closing as mentioned in Note 1.

The Company was authorized to issue a total of 100,000,000 Class A ordinary shares of a par value of $0.0001 each and a total of 400,000,000 Class B ordinary shares of a par value of $0.0001 each prior to the Transaction. Each Class A ordinary share is entitled to twenty-five votes; and each Class B ordinary share is entitled to one vote. Each Class A ordinary shares are convertible into one Class B ordinary shares at any time at the option of holder of such Class A ordinary share. In no event shall any Class B Ordinary Share be convertible into any Class A Ordinary Shares.

Upon the consummation of the Transaction, the Company issued 38,986,354 Class B ordinary shares for PIPE investors. All outstanding rights prior to the Transaction were converted into 6,532,646 Class B ordinary shares at the same time.

In December 2022, the Company issued 636,804 Class B ordinary shares for execution of warrants with a total consideration of US$7.3 million, as of December 31, 2022, there were US$0.6 million outstanding to be received by the Company.